CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015
ASSETS
Cash and cash equivalents	$ 265,675	$ 197,640	$ 229,095	$ 207,834
Prepaid expenses	713	619
Total current assets	1,000,898	865,356
Total assets	1,210,128	1,058,254
LIABILITIES AND STOCKHOLDERS' EQUITY
Accrued payroll and related expense	14,299	13,600
Derivative financial liability	412	487
Total current liabilities	333,054	302,978
Long-term loan	20,709	20,581
Total liabilities	367,775	334,714
Equity:
Ordinary shares, par value $0.001 per share, 100,000,000 shares authorized; 60,342,099 shares issued and outstanding as of June 30, 2017 and 2018, respectively	60	60
Additional paid-in capital	223,396	222,189
Accumulated other comprehensive loss	(5,453)	(22,859)
Total equity	842,353	723,540	682,685	585,385
Total liabilities and equity	1,210,128	1,058,254
Parent Company [Member]
ASSETS
Cash and cash equivalents	21,578	13,103	$ 8,571	$ 8,437
Amounts due from subsidiaries	53,503	59,920
Prepaid expenses	61	61
Total current assets	75,142	73,084
Investments in subsidiaries	869,706	726,837
Total assets	944,848	799,921
LIABILITIES AND STOCKHOLDERS' EQUITY
Accrued payroll and related expense	28	14
Derivative financial liability	412	487
Amounts due to subsidiaries	82,491	55,869
Total current liabilities	82,931	56,370
Long-term loan	19,865	20,032
Total liabilities	102,796	76,402
Equity:
Ordinary shares, par value $0.001 per share, 100,000,000 shares authorized; 60,342,099 shares issued and outstanding as of June 30, 2017 and 2018, respectively	60	60
Additional paid-in capital	223,396	222,189
Retained earnings	624,049	524,129
Accumulated other comprehensive loss	(5,453)	(22,859)
Total equity	842,052	723,519
Total liabilities and equity	$ 944,848	$ 799,921